FINANCIAL ASSETS RECEIVABLE	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS RECEIVABLE
FINANCIAL ASSETS RECEIVABLE

4.           FINANCIAL ASSETS RECEIVABLE

The Group's financial assets receivable as of December 31, 2019 and 2020 are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Financial assets receivable	2,142,627	4,601,642
Allowance for uncollectible receivables	(170,803)	(390,834)
Financial assets receivable, net	1,971,824	4,210,808

The movement of financial assets receivable for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Balance at beginning of year	286,380	1,250,277	2,142,627
Adoption of ASC 326	—	—	117,321
Addition in the current year	1,881,072	3,650,311	6,885,976
Collection in the current year	(909,501)	(2,721,168)	(4,478,593)
Write-off	(7,674)	(36,793)	(65,689)
Balance at end of year	1,250,277	2,142,627	4,601,642

The movement of allowance for uncollectible receivables for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Balance at beginning of year	16,258	56,656	170,803
Current year net provision	48,072	150,940	285,720
Write-off	(7,674)	(36,793)	(65,689)
Balance at end of year	56,656	170,803	390,834

The Group's financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2019 and 2020 are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB

Financial assets receivable	130,765	3,149
Allowance for uncollectible receivables	(13,633)	(2,033)
Financial assets receivable, net	117,132	1,116

4.           FINANCIAL ASSETS RECEIVABLE - continued

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2019 and 2020 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	RMB	RMB

Balance at beginning of year	125,936	130,765
Addition in the current year	329,164	35,151
Collection in the current year	(316,926)	(124,830)
Write-off	(7,409)	(37,937)
Balance at end of year	130,765	3,149

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2019 and 2020 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	RMB	RMB

Balance at beginning of year	5,806	13,633
Current year net provision	15,236	26,337
Write-off	(7,409)	(37,937)
Balance at end of year	13,633	2,033

The year end balances primarily consisted of receivables associated with loans facilitated in the current year. The principal of financial assets receivable as of December 31, 2020 from loans facilitated in 2019 is immaterial.

The following table summarizes the aging of the Group's financial assets receivable to be received in more than one year:

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
Financial assets receivable-non current	2,357	917	3,265	638,787	645,326